Business Acquisition - Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Business Combinations [Abstract]
Cash and cash equivlaents	$ 5,700
Account receivable	1,707
Contract assets	1,233
Prepaid expenses and other assets	7,980
Property and equipment	19,991
Goodwill	52,986
Customer relationships	24,265
Intangible assets	19,356
Prepaid data rights, non-current	6,219
Investment in Myriota	4,563
Other long-term assets	261
Total assets acquired	144,261
Accounts payable	1,091
Accrued expenses	9,056
Contract liabilities	1,219
Long-term debt	3,895
Other long-term-liabilities	47
Total liabilities assumed	15,308
Net assets acquired	$ 128,953